Commitments and Contingencies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Leases, Operating [Abstract]
Rental expenses under operating leases	¥ 49,673,943	$ 7,224,775	¥ 15,931,076	¥ 11,253,841
Total capital commitments	¥ 99,484,045				$ 14,469,354